Schedule of trade and other payables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
- Non-related parties	$ 331,541	$ 528,865
Trade payables	331,541	528,865
- Amount due to shareholders	331,248	189,595
- Contract liabilities	1,133,784	2,077,358
- Amount due to directors	1,127,472	910,541
- Deposit from customers
- Accruals and other payables	2,543,992	2,837,205
- Goods and services tax payable	22,596	6,340
- Withholding tax	12,845	10,655
Other payables	5,171,937	6,031,694
Trade and other payables	$ 5,503,478	$ 6,560,559